Investment in Associate - Schedule of EV Resources GmbH Contingent Liabilities, Capital Commitments (Details) - EV Resources GmbH [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of EV Resources GmbH Contingent Liabilities, Capital Commitments [Line Items]
Revenue and other income
Depreciation
Profit/(loss) before tax	8,570	(11,315)
Income tax expense
Profit/(loss) after tax	8,570	(11,315)
Total comprehensive (loss) for the period
Group’s share of profit/(loss) for the period	$ 1,714	$ (2,263)